Consolidated Statement of Stockholders' Deficit (Unaudited) (USD $)	Common Stock [Member] Advisor [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Employee [Member]	Additional Paid-in Capital [Member] Advisor [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member] Employee [Member]	Parent [Member] Advisor [Member]	Parent [Member]	Noncontrolling Interest [Member]	Employee [Member]	Advisor [Member]	Total
Balance at Dec. 31, 2012		$ 37,366			$ 4,032,030	$ (4,731,966)			$ (662,570)				$ (662,570)
Balance (in Shares) at Dec. 31, 2012		3,736,534
Common stock issued for cash (in Shares)		242,500
Stock-based compensation expense			191,249	108,731			191,249	108,731			191,249	108,731
Net income (loss)						(2,370,222)			(2,370,222)	19,976			(2,350,246)
Balance at Dec. 31, 2013		47,544			6,097,014	(7,102,188)			(957,630)	786,803			(170,827)
Balance (in Shares) at Dec. 31, 2013		4,754,309
Common stock issued for cash		3,757			1,572,318				1,576,075				1,576,075
Common stock issued for cash (in Shares)		375,686
Stock-based compensation expense			130,060	1,008,902			130,060	1,008,902			130,060	1,008,902
Stock-based compensation expense (in Shares)		25
Net income (loss)						(3,379,891)			(3,379,891)	45,908			(3,333,983)
Balance at Dec. 31, 2014		53,118			9,897,412	(10,482,079)			(531,550)	832,711			301,161
Balance (in Shares) at Dec. 31, 2014		5,311,817
Common stock issued for cash		2,798			1,676,203				1,679,001				1,679,001
Common stock issued for cash (in Shares)		279,835
Stock-based compensation expense	125		341,071	74,875			341,071	75,000			341,071	75,000
Stock-based compensation expense (in Shares)	12,500
Franctional shares issued in reverse stock split					(1)
Franctional shares issued in reverse stock split (in Shares)		29
Net income (loss)						(1,223,723)			(1,223,723)	6,483			(1,217,240)
Balance at Mar. 31, 2015		$ 56,042			$ 11,989,559	$ (11,705,802)			$ 339,799	$ 839,194			$ 1,178,993
Balance (in Shares) at Mar. 31, 2015		5,604,181